Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	£ 9,227	£ 9,020
Right of use assets	846	937
Goodwill	6,982	6,811
Other intangible assets	15,515	14,768
Investments in associates and joint ventures	96	55
Other investments	1,100	1,137
Deferred tax assets	6,757	6,049
Derivative financial instruments	1	0
Other non-current assets	1,942	1,584
Total non-current assets	42,466	40,361
Current assets
Inventories	5,669	5,498
Current tax recoverable	489	373
Trade and other receivables	6,836	7,385
Derivative financial instruments	109	130
Current equity investments	0	2,204
Liquid investments	21	42
Cash and cash equivalents	3,870	2,936
Assets held for sale	3	76
Total current assets	16,997	18,644
Total assets	59,463	59,005
Current liabilities
Short-term borrowings	(2,349)	(2,813)
Contingent consideration liabilities	(1,172)	(1,053)
Trade and other payables	(15,335)	(15,844)
Derivative financial instruments	(192)	(114)
Current tax payable	(703)	(500)
Short-term provisions	(1,946)	(744)
Total current liabilities	(21,697)	(21,068)
Non-current liabilities
Long-term borrowings	(14,637)	(15,205)
Corporation tax payable	0	(75)
Deferred tax liabilities	(382)	(311)
Pensions and other post-employment benefits	(1,864)	(2,340)
Other provisions	(589)	(495)
Contingent consideration liabilities	(6,108)	(5,609)
Other non-current liabilities	(1,100)	(1,107)
Total non-current liabilities	(24,680)	(25,142)
Total liabilities	(46,377)	(46,210)
Net assets	13,086	12,795
Equity
Share capital	1,348	1,348
Share premium account	3,473	3,451
Retained earnings	7,796	7,239
Other reserves	1,054	1,309
Shareholders’ equity	13,671	13,347
Non-controlling interests	(585)	(552)
Total equity	£ 13,086	£ 12,795